STRADLEY, RONON, STEVENS & YOUNG, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8000

1933 Act Rule 497(e)

1933 Act File No. 2-73948

1940 Act File No. 811-3258

Direct Dial: (215) 564-8048

November 16, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	DFA Investment Dimensions Group Inc. (the “Registrant”)
File Nos. 2-73948 and 811-3258
Rule 497(e) Filing

Ladies and Gentlemen:

    Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated February 28, 2011, and revised as of November 1, 2011, as filed pursuant to Rule 497(e) under the 1933 Act on November 1, 2011 (Accession Number: 0001193125-11-290508), relating to the DFA California Intermediate-Term Municipal Bond Portfolio, a series of the Registrant.

    Please direct any questions or comments relating to this filing to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell